Assets and liabilities held for sale - Schedule of reconciliation of changes in assets held for sale (Detail) (Parenthetical) - Non-current assets held for sale [member] - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Investment in associate				R$ 61,072
Transfers from investment properties		R$ 21,476	[1]	437,825
Impairment loss	[2]	265,880
Properties held for sale [member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Investment in associate				280
Transfers from investment properties		50,403	[1]	437,080
Impairment loss	[2]
Other assets held for sale [member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Investment in associate				60,792
Transfers from investment properties		(28,927)	[1]	R$ 745
Impairment loss	[2]	R$ 265,880

[1]	Transfers totaling R$ 50,403 were made from the investment property.
[2]	Due to a reduction in the estimated fair value in the amount of R$ 265,880 attributable to TUP Porto São Luís SA, recorded in the profit or loss for the year.